TAXES (Details) Rp in Billions		12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
PT Green World Nusantara ("GWN")
Income Tax Disclosure [Line Items]
Corporate Income Tax rate (as a percent)	30.00%
Unrecovered expenditures on TAC operations	$ 16,373,223		$ 16,373,223	$ 17,511,836
Other Indonesian subsidiaries
Income Tax Disclosure [Line Items]
Corporate Income Tax rate (as a percent)	25.00%
Discount rate on CIT rate (as a percent)	50.00%
Threshold maximum annual revenue proceed		Rp 50	$ 374,000